Significant Accounting Policies (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash	$ 1,088,980	$ 1,503,768
Held in marketable securities	345,055,667	345,052,047
Federal depository insurance coverage	250,000	250,000
Net tangible assets	5,000,001	$ 5,000,001
Purchase of ordinary shares (in Shares)		61,833,333
Shareholders equity value		$ 20,169,599
Underwriting fee		6,900,000
Deferred underwriting fee		12,075,000
Other offering cost	1,194,599	1,194,599
Transaction costs	$ 719,201	$ 719,201
Ordinary Share Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares)	17,433,333	17,433,333
Initial Public Offering [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares)	11,500,000	11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares issued (in Shares)	5,933,333	5,933,333